Investment in associate - Statements of financial position (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Cash and cash equivalents	$ 425,331,000	$ 891,910,000	$ 458,015,000
Other assets (note 7)	40,406,000	30,820,000
Non-current assets	5,795,724,000	4,686,307,000
Current liabilities	(721,737,000)	(729,616,000)
Investment in associates (note 6)	433,279,000	101,438,000
Revenue	3,589,224,000	3,719,829,000
Profit (loss) from operating activities	431,062,000	361,965,000
Income tax expense	(58,445,000)	(29,841,000)
Net income	144,794,000	250,245,000
Other comprehensive income (loss)	(9,106,000)	(27,856,000)
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Assets (liabilities)	77,035,000	101,438,000
Investment in associates (note 6)	77,035,000	101,438,000
Net income	(14,939,000)	38,335,000
Dividends received from associate	0	32,181,000
Firewater
Disclosure of associates [line items]
Assets (liabilities)	356,244,000
Investment in associates (note 6)	356,244,000
Net income	(18,918,000)
Other comprehensive income (loss)	920,000
Firewater
Disclosure of associates [line items]
Cash and cash equivalents	42,682,000
Other assets (note 7)	95,534,000
Non-current assets	1,612,020,000
Current liabilities	(12,602,000)
Long-term debt, including current maturities	(777,325,000)
Other long-term liabilities, including current maturities	(247,821,000)
Assets (liabilities)	712,488,000
Revenue	218,062,000	0
Cost of sales and depreciation and amortization	(214,111,000)
Profit (loss) from operating activities	3,951,000
Finance costs, finance income and other expenses	(42,030,000)
Income tax expense	243,000
Net income	(37,836,000)
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Cash and cash equivalents	11,371,000	18,934,000
Other assets (note 7)	20,279,000	49,803,000
Non-current assets	121,761,000	145,298,000
Current liabilities	(26,761,000)	(42,901,000)
Other long-term liabilities, including current maturities	(4,566,000)	(10,376,000)
Assets (liabilities)	122,084,000	160,758,000
Revenue	0	344,892,000
Cost of sales and depreciation and amortization	(34,933,000)	(254,047,000)
Profit (loss) from operating activities	(34,933,000)	90,845,000
Finance costs, finance income and other expenses	191,000	(5,739,000)
Income tax expense	11,067,000	(24,353,000)
Net income	(23,675,000)	60,753,000
Atlas Methanol Company Unlimited | Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Reduction of issued capital	$ 9,465,000	$ 12,643,000